Stockholders' equity (Details 4)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Dividend yield	0.00%	0.00%
Expected volatility	87.50%	82.70%
Risk-free interest rate	1.10%	1.30%
Expected average life of the options	3 years 3 months 18 days	3 years 8 months 12 days
Estimated forfeiture rate	0.50%	13.40%